Note 15 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
11.      Subsequent Events

On April 15, 2016, we effected a 1-for-8 reverse split of our common stock and common stock equivalents.

On April 21, 2016, the Company announced positive top line results from the OUS Clinical Trial providing evidence to our lender that positive results were achieved with respect to the OUS Clinical Trial prior to the loan covenant requirement date of April 30, 2016.

On May 9, 2016, the Company filed the necessary Application for Authorization to Continue into Another Jurisdiction and Statutory Declaration with the Yukon registrar. On May 10, 2016, the Company filed a Certificate of Conversion and Certificate of Incorporation with the Secretary of State of the State of Delaware to move its domicile from the Yukon Territory to Delaware.

15.	Subsequent Events

In January 2016, we entered into a commercial relationship with a specialized supplier of medical devices to certain Asian Pacific countries. The supplier is headquartered in Taipei, Taiwan. This exclusive, 3 year distribution relationship expands our global presence and includes minimum purchase requirements of 47 Viveve Systems in 2016, 75 in 2017 and 109 in 2018.

On March 18, 2016, we entered into the Fourth Amendment to the Loan Agreement (the "Fourth Amendment") pursuant to which the lender waived certain covenant failures subsequent to December 31, 2015 including providing evidence of positive results from the OUS Clinical Trial as of January 31, 2016 and maintaining a minimum cash balance. The Fourth Amendment also extended the date for the requirement that we provide evidence of positive results from the OUS Clinical Trial and revised the minimum cash balance requirement to April 30, 2016. Following execution of the Fourth Amendment, we must maintain a balance of cash of at least $3,000,000 at the lender’s institution.

On April 15, 2016, we effected a 1-for-8 reverse split of our common stock and common stock equivalents.